Common Stock (Details Textual) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2007	Jan. 31, 2017	Aug. 16, 2016	Dec. 31, 2015	Dec. 31, 1996	Dec. 31, 1937
Stock Issued During Period, Shares, Other		75,000	1,400,000					500,000
Stock Issued During Period, Value, Other				$ 210,000	$ 0			$ 35,000
Authorized capital							521,707,093
Common Stock, Shares Authorized												25,000,000	2,500,000
Common Stock, Class B, Shares Authorized							1,707,093
Preferred Stock, Shares Authorized	20,000,000			20,000,000		20,000,000	20,000,000				20,000,000
Stock Issued During Period, Value, New Issues		$ 36,050	$ 876,597
Common Stock, Shares Subscribed but Unissued						35,343
Stock Issued During Period, Shares, Issued for Services			75,000
Stock Issued During Period, Value, Issued for Services		$ 217,500	$ 11,250
Convertible Debt			$ 210,000							$ 210,000
Subscriptions Receivable Collected						$ 81,481
Stock Issued During Period, Shares, Conversion of Convertible Securities		25,000
Stock Issued During Period, Shares, Purchase of Assets							1,500,000
Percentage Of Stockholder's Interest In Common Stock Outstanding												76.00%
Stock Issued During Period, Shares, New Issues		240,333	5,843,954
Shares Issued, Price Per Share		$ 2.90
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.15
Stock Issued For Consulting Services Stock	100,000
Stock Issued For Investment Banking Services Stock	37,500
Stock Issued For Investment Banking Services Value	$ 131,250
Convertible Notes Payable	$ 100,000			$ 100,000		$ 0
Convertible Note [Member]
Convertible Note Aggregate Principal Amount				$ 330,000
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues			250,000
Shares Issued, Price Per Share			$ 0.03
Common Stock [Member]
Shares Issued, Price Per Share			0.15
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common Stock, Shares Authorized	150,000,000			150,000,000		150,000,000	500,000,000				500,000,000	23,292,907
Shares Issued, Price Per Share			$ 0.15
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.001			$ 0.001		$ 0.001					$ 0.001
Common Stock, Shares Authorized	1,707,093			1,707,093		1,707,093					1,707,093	1,707,093
Stock Issued During Period, Shares, Conversion of Convertible Securities						115,319